Goodwill and Intangible Assets - Components of Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,058	$ 5,174
MFS
Disclosure of detailed information about intangible assets [line items]
Impairment	290	272
SLC Management
Disclosure of detailed information about intangible assets [line items]
Impairment	931	916
Fund management contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,235	1,194
Indefinite life
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,235	1,194
Total finite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,823	3,980
Distribution, sales potential of field force
Disclosure of detailed information about intangible assets [line items]
Intangible assets	244	258
Client relationships and asset administration contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,457	2,718
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,122	$ 1,004